Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	113 Months Ended
	Jul. 31, 2015	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000240584
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fulcrum Diversified Absolute Return Fund
Without Sales Load [Member] | C000240584
Average Annual Return [Line Items]
Average Annual Return, Percent		0.79%	7.14%	4.71%	2.97%
Without Sales Load [Member] | C000240582
Average Annual Return [Line Items]
Average Annual Return, Percent		0.87%	7.19%	4.81%	3.03%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged Index
Average Annual Return, Percent		3.26%	3.39%	0.48%	2.07%
Bloomberg Global Aggregate USD Hedged
Average Annual Return [Line Items]
Average Annual Return, Percent		3.26%	3.39%	0.48%	2.07%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return, Percent		2.57%	5.28%	2.48%	1.88%
ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.57%	5.28%	2.48%	1.88%